Loans and borrowings - Additional Information (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 COP ($) $ / shares	Dec. 31, 2021 COP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 26, 2021 USD ($)
Loans and borrowings
Increase in exchange rate of Colombian pesos per dollar | $ / shares	$ 829
Proceeds obtained from loans and borrowings	$ 16,844,029,000,000
Fair value of loans and borrowings	106,509,947,000,000	$ 99,258,034,000,000
Hedges with derivative instruments			$ 750	$ 8,208	$ 307
Debt and financing	16,409,494
ISA and tts Companies
Loans and borrowings
Estimated value of the current guarantees	23,670,968,000,000
ISA and tts Companies | Chile
Loans and borrowings
Estimated value of the current guarantees	17,676,320,000,000
ISA and tts Companies | Brazil
Loans and borrowings
Estimated value of the current guarantees	3,315,648,000,000
ISA and tts Companies | Colombia
Loans and borrowings
Estimated value of the current guarantees	2,679,000,000,000
Hedge of a net investment in a foreign operation
Loans and borrowings
Hedges with derivative instruments			8,940
Cash flow hedging
Loans and borrowings
Hedges with derivative instruments			5,572
Local Borrowings | Hedge of a net investment in a foreign operation
Loans and borrowings
Hedges with derivative instruments			14,512	$ 13,287
Ecopetrol S.A.
Loans and borrowings
Proceeds obtained from loans and borrowings	11,429,785,000,000
Short-term financing	5,384,315,000,000		1,200
Debt and financing	10,071,064
Ecopetrol S.A. | BNP Paribas
Loans and borrowings
Short-term financing	625,944,000,000		$ 160
Interconexion Electrica S.A. E.S.P.
Loans and borrowings
Proceeds obtained from loans and borrowings	5,331,221,000,000
Debt and financing	5,101,656
Interconexion Electrica S.A. E.S.P. | Consorcio Transmantaro
Loans and borrowings
Issuance of corporate bonds issued by subsidiary	$ 2,063,735,000,000